Note 2 - Summary of Significant Accounting Policies (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation (in Dollars)	$ 73,720	$ 84,131	$ 94,887
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	12.3	2.8	2.0
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Licensing Agreements [Member]
Finite-Lived Intangible Asset, Useful Life			10 years
Amortization of Intangible Assets (in Dollars)	19,923	24,886	24,886
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months (in Dollars)	10,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two (in Dollars)	10,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three (in Dollars)	0
Finite-Lived Intangible Assets, Amortization Expense, Year Four (in Dollars)	0
Finite-Lived Intangible Assets, Amortization Expense, Year Five (in Dollars)	$ 0